Data from FCR's Financial Statemets (Details 8) $ in Thousands, ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)		Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 ILS (₪)
Condensed Financial Information [Line Items]
Total shopping centers and development land | ₪	₪ 32,847				₪ 56,550				₪ 71,404
Cash and cash equivalents	954	$ 275			1,520	$ 457			₪ 2,125		₪ 650
Loans, mortgages and other real estate assets | ₪	585				775
Total assets	₪ 48,963	$ 14,123			₪ 86,887
FCR [Member]
Condensed Financial Information [Line Items]
Total shopping centers and development land			$ 9,396,359				$ 8,520,497			$ 7,907,072
Cash and cash equivalents			11,507,000				12,217,000
Loans, mortgages and other real estate assets			280,148				353,295
Other assets			47,387				45,937
Amounts receivable			25,437,000				21,175,000
Investment in joint ventures			202,231,000				146,422,000
Residential development inventory			5,483,000				5,010,000
Total assets			9,968,552,000				9,104,553,000
FCR [Member] | Central Region [Member]
Condensed Financial Information [Line Items]
Total shopping centers and development land			4,263,757	[1]			3,711,238	[1]		3,337,859
FCR [Member] | Eastern Region [Member]
Condensed Financial Information [Line Items]
Total shopping centers and development land			1,980,077	[1]			1,825,533	[1]		1,820,967
FCR [Member] | Western Region [Member]
Condensed Financial Information [Line Items]
Total shopping centers and development land			$ 3,152,525	[1]			$ 2,983,726	[1]		$ 2,748,246

[1]	Includes investment properties classified as held for sale.